Securities - Summary of Securities Classified at Fair Value Through Profit or Loss (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	R$ 198,834,060	R$ 149,985,414
Short-term deposits, classified as cash equivalents	90,443	69,224	R$ 67,985
Investment contracts with legal form of retirement plans	123,761	84,334
Foreign sovereign bonds
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	1,818,020
Real estate–backed instruments [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	4,276,576	4,753,274
Agribusiness–backed instruments [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	4,830,980	1,394,074
Corporate debt – local [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	17,178,981	13,012,139
Corporate debt – foreign [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	7,987,265	8,219,727
Bank funding instruments (CDB) [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	463,133	661,664
Bank funding instruments (Others) [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	1,515,827	583,840
Structured notes [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	50,076	20,546
Investment funds [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	96,353,891	65,840,498
Equity securities [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	7,613,050	2,495,570
Others
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	432,405	6,267,920
Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	198,286,304	152,332,057
Gross carrying amount [member] | Brazilian Government Bonds [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	55,596,263	48,446,247
Gross carrying amount [member] | Foreign sovereign bonds
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	1,814,964	0
Gross carrying amount [member] | Real estate–backed instruments [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	4,389,266	4,846,140
Gross carrying amount [member] | Agribusiness–backed instruments [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	4,842,682	1,441,364
Gross carrying amount [member] | Corporate debt – local [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	17,090,433	13,342,497
Gross carrying amount [member] | Corporate debt – foreign [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	8,245,936	8,414,822
Gross carrying amount [member] | Bank funding instruments (CDB) [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	455,242	648,781
Gross carrying amount [member] | Bank funding instruments (Others) [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	1,411,719	534,961
Gross carrying amount [member] | Structured notes [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	42,161	15,940
Gross carrying amount [member] | Investment funds [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	96,353,891	65,840,498
Gross carrying amount [member] | Equity securities [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	7,613,050	2,495,570
Gross carrying amount [member] | Others
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	430,697	6,305,237
At fair value [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	198,834,060	149,985,414
At fair value [member] | Brazilian Government Bonds [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	56,313,856	46,736,162
At fair value [member] | Foreign sovereign bonds
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	1,818,020	0
At fair value [member] | Real estate–backed instruments [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	4,276,576	4,753,274
At fair value [member] | Agribusiness–backed instruments [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	4,830,980	1,394,074
At fair value [member] | Corporate debt – local [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	17,178,981	13,012,139
At fair value [member] | Corporate debt – foreign [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	7,987,265	8,219,727
At fair value [member] | Bank funding instruments (CDB) [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	463,133	661,664
At fair value [member] | Bank funding instruments (Others) [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	1,515,827	583,840
At fair value [member] | Structured notes [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	50,076	20,546
At fair value [member] | Investment funds [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	96,353,891	65,840,498
At fair value [member] | Equity securities [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	7,613,050	2,495,570
At fair value [member] | Others
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	432,405	6,267,920
Group portfolio [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	106,250,655	83,921,468
Group portfolio [Member] | Brazilian Government Bonds [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	51,911,967	43,953,459
Group portfolio [Member] | Foreign sovereign bonds
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	1,818,020	0
Group portfolio [Member] | Real estate–backed instruments [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	4,276,495	4,750,468
Group portfolio [Member] | Agribusiness–backed instruments [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	4,822,577	1,384,557
Group portfolio [Member] | Corporate debt – local [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	16,035,155	12,412,639
Group portfolio [Member] | Corporate debt – foreign [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	7,987,265	8,219,727
Group portfolio [Member] | Bank funding instruments (CDB) [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	366,143	481,083
Group portfolio [Member] | Bank funding instruments (Others) [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	89,224	32,865
Group portfolio [Member] | Structured notes [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	50,076	20,546
Group portfolio [Member] | Investment funds [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	11,300,338	4,347,570
Group portfolio [Member] | Equity securities [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	7,170,531	2,183,047
Group portfolio [Member] | Others
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	422,864	6,135,507
Retirement plan assets [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	92,583,405	66,063,946
Retirement plan assets [Member] | Brazilian Government Bonds [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	4,401,889	2,782,703
Retirement plan assets [Member] | Foreign sovereign bonds
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Retirement plan assets [Member] | Real estate–backed instruments [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	81	2,806
Retirement plan assets [Member] | Agribusiness–backed instruments [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	8,403	9,517
Retirement plan assets [Member] | Corporate debt – local [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	1,143,826	599,500
Retirement plan assets [Member] | Corporate debt – foreign [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Retirement plan assets [Member] | Bank funding instruments (CDB) [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	96,990	180,581
Retirement plan assets [Member] | Bank funding instruments (Others) [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	1,426,603	550,975
Retirement plan assets [Member] | Structured notes [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	0	0
Retirement plan assets [Member] | Investment funds [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	85,053,553	61,492,928
Retirement plan assets [Member] | Equity securities [Member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	442,519	312,523
Retirement plan assets [Member] | Others
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss, classified as held for trading	R$ 9,541	R$ 132,413